SHARE-BASED COMPENSATION (Summary of Share Option Activities) (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employees [Member]
Number of Shares
Outstanding, beginning balance (in shares)	23,603,976	27,390,791	23,823,411
Options granted (in shares)	300,000	62,500	8,077,000
Options exercised (in shares)	(339,480)	(1,725,295)	(3,137,500)
Options forfeited or cancelled (in shares)	(1,320,303)	(2,124,020)	(1,372,120)
Outstanding, ending balance (in shares)	22,244,193	23,603,976	27,390,791	23,823,411
Vested and exercisable, ending balance (in shares)	19,881,566	16,777,799	11,585,914
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 1.21	$ 1.20	$ 1.04
Options granted (in US dollars per share)	0.74	1.31	1.45
Options exercised (in US dollars per share)	0.52	0.39	0.71
Options forfeited or cancelled (in US dollars per share)	1.33	1.71	1.06
Outstanding, ending balance (in US dollars per share)	1.21	1.21	1.20	$ 1.04
Vested and exercisable, ending balance (in US dollars per share)	$ 1.17	$ 1.14	$ 0.98
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	5 years 9 months 4 days	6 years 9 months 7 days	7 years 9 months 18 days	8 years 2 months 19 days
Outstanding, ending balance (in years)	5 years 9 months 4 days	6 years 9 months 7 days	7 years 9 months 18 days	8 years 2 months 19 days
Vested and exercisable, ending balance (in years)	5 years 8 months 1 day	6 years 6 months 7 days	6 years 11 months 26 days
Aggregate Intrinsic Value
Outstanding, beginning balance		$ 47,769	$ 4,077
Outstanding, ending balance			47,769	$ 4,077
Vested and exercisable, ending balance			$ 22,746
Non-Employees [Member]
Number of Shares
Outstanding, beginning balance (in shares)	1,718,750	2,968,750	2,787,500
Options granted (in shares)			975,000
Options exercised (in shares)		(1,250,000)	(322,910)
Options forfeited or cancelled (in shares)			(470,840)
Outstanding, ending balance (in shares)	1,718,750	1,718,750	2,968,750	2,787,500
Vested and exercisable, ending balance (in shares)	1,493,229	990,104	1,570,833
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 1.10	$ 1.04	$ 1.00
Options granted (in US dollars per share)			1.18
Options exercised (in US dollars per share)		0.96	0.95
Options forfeited or cancelled (in US dollars per share)			1.16
Outstanding, ending balance (in US dollars per share)	1.10	1.10	1.04	$ 1.00
Vested and exercisable, ending balance (in US dollars per share)	$ 1.08	$ 1.08	$ 0.98
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	6 years 5 months 19 days	7 years 5 months 19 days	8 years 3 months 18 days	9 years 4 days
Outstanding, ending balance (in years)	6 years 5 months 19 days	7 years 5 months 19 days	8 years 3 months 18 days	9 years 4 days
Vested and exercisable, ending balance (in years)	6 years 4 months 24 days	7 years 4 months 24 days	8 years 25 days
Aggregate Intrinsic Value
Outstanding, beginning balance		$ 5,639	$ 577
Outstanding, ending balance			5,639	$ 577
Vested and exercisable, ending balance			$ 3,079